Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Taxes [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of March 31, 2014 and 2013 are shown below:

	March 31,
	2014	2013
	(000’s)
Deferred tax assets:
Net operating loss carryforward	$15,379	$13,505
Research credits	60	51
Expenses recognized for granting of options and warrants	1,651	1,319
Accrued expenses and reserves	135	32
Valuation allowance	(17,225)	(14,907)
	$—	$—

Schedule of Income Tax Provision
The income tax provision differs from that computed using the federal statutory rate applied to income before taxes as follows:

	March 31,
	2014	2013
Computed tax benefit at federal statutory rate	$(6,650,000)	$(2,169,000)
State tax, net of federal benefit	(327,000)	(359,000)
Warrant MTM Adjustment	(7,000)	(6,000)
Induced conversion costs	4,663,000	—
Interest expense	—	1,000
Permanent items and other	4,600	215,600
Valuation allowance	2,318,000	2,319,000
	$1,600	$1,600